Document and Entity Information	12 Months Ended
Mar. 30, 2024
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	CONTAINER STORE GROUP, INC.
Entity Central Index Key	0001411688
Amendment Flag	false